Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Common Stock Adagio Medical Inc	Common Stock	Additional Paid-in Capital Adagio Medical Inc	Additional Paid-in Capital	Accumulated Deficit Adagio Medical Inc	Accumulated Deficit	Accumulated Other Comprehensive Income Adagio Medical Inc	Adagio Medical Inc	Total
Beginning Balance at Dec. 31, 2021								$ 91,469,000
Beginning Balance (in shares) at Dec. 31, 2021								4,939,946
Ending Balance at Dec. 31, 2022								$ 91,469,000
Ending Balance (in shares) at Dec. 31, 2022								4,939,946
Beginning Balance at Dec. 31, 2021	$ 1,000		$ 763,000		$ (73,386,000)		$ 4,000	$ (72,618,000)
Beginning Balance (in shares) at Dec. 31, 2021	745,193
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment							24,000	24,000
Stock option exercises			25,000					$ 25,000
Stock option exercises (in shares)	10,967							11,217
Stock-based compensation			365,000					$ 365,000
Net loss					(23,673,000)			(23,673,000)
Ending Balance at Dec. 31, 2022	$ 1,000		1,153,000		(97,059,000)		28,000	$ (95,877,000)
Ending Balance (in shares) at Dec. 31, 2022	756,160							762,762
Beginning Balance at Dec. 31, 2022								$ 91,469,000
Beginning Balance (in shares) at Dec. 31, 2022								4,939,946
Ending Balance at Jun. 30, 2023								$ 91,469,000
Ending Balance (in shares) at Jun. 30, 2023								4,939,946
Beginning Balance at Dec. 31, 2022	$ 1,000		1,153,000		(97,059,000)		28,000	$ (95,877,000)
Beginning Balance (in shares) at Dec. 31, 2022	756,160							762,762
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment							(5,000)	$ (5,000)
Stock option exercises			10,000					10,000
Stock option exercises (in shares)	4,758
Stock-based compensation			204,000					204,000
Net loss					(17,824,000)			(17,824,000)
Ending Balance at Jun. 30, 2023	$ 1,000		1,367,000		(114,883,000)		23,000	(113,492,000)
Ending Balance (in shares) at Jun. 30, 2023	760,918
Beginning Balance at Dec. 31, 2022								$ 91,469,000
Beginning Balance (in shares) at Dec. 31, 2022								4,939,946
Ending Balance at Dec. 31, 2023								$ 91,469,000
Ending Balance (in shares) at Dec. 31, 2023								4,939,946
Beginning Balance at Dec. 31, 2022	$ 1,000		1,153,000		(97,059,000)		28,000	$ (95,877,000)
Beginning Balance (in shares) at Dec. 31, 2022	756,160							762,762
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment							(11,000)	$ (11,000)
Stock option exercises			13,000					$ 13,000
Stock option exercises (in shares)	23,748							5,669
Stock-based compensation			442,000					$ 442,000
Net loss					(38,146,000)			(38,146,000)
Ending Balance at Dec. 31, 2023	$ 1,000	$ 0	1,608,000	$ 0	(135,205,000)	$ (5,000)	17,000	$ (133,579,000)	$ (5,000)
Ending Balance (in shares) at Dec. 31, 2023	779,908	1						786,510	1
Ending Balance at Jun. 30, 2023								$ 91,469,000
Ending Balance (in shares) at Jun. 30, 2023								4,939,946
Ending Balance at Jun. 30, 2023	$ 1,000		1,367,000		(114,883,000)		23,000	$ (113,492,000)
Ending Balance (in shares) at Jun. 30, 2023	760,918
Ending Balance at Dec. 31, 2023								$ 91,469,000
Ending Balance (in shares) at Dec. 31, 2023								4,939,946
Beginning Balance at Dec. 18, 2023		$ 0		0
Increase (Decrease) in Stockholders' Deficit
Net loss		0		0		(5,000)			$ (5,000)
Ending Balance at Dec. 31, 2023	$ 1,000	$ 0	1,608,000	0	(135,205,000)	(5,000)	17,000	$ (133,579,000)	$ (5,000)
Ending Balance (in shares) at Dec. 31, 2023	779,908	1						786,510	1
Increase (Decrease) in Stockholders' Deficit
Net loss						(1,420,405)			$ (1,420,405)
Ending Balance at Mar. 31, 2024				1,420,405		(1,425,405)			(5,000)
Ending Balance (in shares) at Mar. 31, 2024		1
Beginning Balance at Dec. 31, 2023								$ 91,469,000
Beginning Balance (in shares) at Dec. 31, 2023								4,939,946
Ending Balance at Jun. 30, 2024								$ 86,783,000
Ending Balance (in shares) at Jun. 30, 2024								4,732,044
Beginning Balance at Dec. 31, 2023	$ 1,000	$ 0	1,608,000	0	(135,205,000)	(5,000)	17,000	$ (133,579,000)	$ (5,000)
Beginning Balance (in shares) at Dec. 31, 2023	779,908	1						786,510	1
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment							5,000	$ 5,000
Stock option exercises			2,000					$ 2,000
Stock option exercises (in shares)	272							0
Stock-based compensation			221,000					$ 221,000
Net loss					(14,478,000)			(14,478,000)	$ (2,134,199)
Ending Balance at Jun. 30, 2024	$ 1,000		6,163,000	2,134,199	(149,683,000)	(2,139,199)	22,000	$ (143,497,000)	$ (5,000)
Ending Balance (in shares) at Jun. 30, 2024	780,180	1						786,782	1
Ending Balance at Jun. 30, 2024								$ 86,783,000
Ending Balance (in shares) at Jun. 30, 2024								4,732,044
Beginning Balance at Mar. 31, 2024				1,420,405		(1,425,405)			$ (5,000)
Beginning Balance (in shares) at Mar. 31, 2024		1
Increase (Decrease) in Stockholders' Deficit
Net loss						(713,794)			(713,794)
Ending Balance at Jun. 30, 2024	$ 1,000		$ 6,163,000	$ 2,134,199	$ (149,683,000)	$ (2,139,199)	$ 22,000	$ (143,497,000)	$ (5,000)
Ending Balance (in shares) at Jun. 30, 2024	780,180	1						786,782	1